ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
13	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31,
	2013	2014
	RMB	RMB

Accrued payroll and employee benefits	67,824	62,285
Other accrued expenses (Note (a))	26,258	26,240
Payable for purchases of property and equipment	4,593	6,696
Deposits received (Note (b))	2,801	3,169
VAT and other taxes payable	21,589	23,846
	123,065	122,236

Notes:
(a)	Amounts represent primarily accrued rental, utilities, advertising and other sundry expenses.
(b)	Amounts represent primarily guarantee deposits from constructors for renovation and construction projects.